UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ X ]; Amendment Number:   2
                                                 ----
   This Amendment (Check only one.): [ ]  is a restatement.
                                     [X]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue, Suite 303
                  Wilmington, Delaware  19801

Form 13F File Number: 028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg      Wayne, New Jersey     February 22, 2005
-------------------------   -------------------   --------------------
    [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:         $11,695
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          ----

2                   028-06621            ISP Investco LLC

3                   028-06623            International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1                Column 2      Column 3     Column 4       Column 5     Column 6     Column 7             Column 8

                          Title                                   Shares
                           Of                      Value           or         Investment     Other            Voting Authority
Name of Issuer            Class         CUSIP     (x $1,000)      Prin Amt     Discretion    Managers     Sole    Shared   None
--------------            -----         -----      ---------      --------     ----------    --------     ----    ------   ----
Hollywood Entmt Corp       COM        436141105      2,556       258,950SH      DEFINED        2,3               258,950
Neighborcare Inc           COM        64015Y104      9,139       360,506SH      DEFINED        2,3               360,506

                                      Column Total  11,695

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 9/30/04